Income taxes	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Income taxes	Income taxes
i)                   Amounts recognized in profit or loss

	2025	2024	2023
(in $ millions)	$	$	$
Current tax expense
Current year	83	70	52
Changes in estimates related to prior years	(1)	1	*
	82	71	52
Deferred tax (income)/ expense
Origination and reversal of temporary differences	15	4	(2)
Recognition of previously unrecognized tax losses	(26)	(12)	(31)
Changes in estimates related to prior years	(2)	—	—
	(13)	(8)	(33)
Income tax expense	69	63	19
*Amount less than $1 million
ii)                  The reconciliation between income tax expenses and the loss before income tax is presented as follows:

	2025	2024	2023
(in $ millions)	$	$	$
Profit/ (loss) before tax	269	(95)	(466)
Tax at the domestic rates applicable to profits in the countries where the Group operates	73	44	(33)
Non-deductible expenses	7	10	9
Income not subject to tax	(24)	*	*
Current year losses for which no deferred tax asset is recognized	50	64	121
Benefits from previously unrecognized tax losses	(34)	(56)	(78)
Changes in estimates related to prior years	(3)	1	*
Income tax expense	69	63	19
*Amount less than $1 million
iii)                 Movement in deferred tax balances

	2025	2024
(in $ millions)	$	$
Deferred tax assets
Tax losses carried forward	72	51
Others	13	16
Deferred tax liabilities
Property, plant and equipment, intangible assets and others	35	25

	Movement in deferred tax assets	Movement in deferred tax liabilities
(in $ millions)	$	$
Balance at January 1, 2025 before set-off	95	(53)
Recognized in profit or loss	32	(19)
Acquisition through business combination	—	(8)
Effects of movements in exchange rates	3	—
Deferred tax assets / (liabilities) before set-off	130	(80)
Deferred tax set-off	(45)	45
Balance at December 31, 2025 - Net deferred tax assets / (liabilities)	85	(35)

Balance at January 1, 2024 before set-off	85	(49)
Recognized in profit or loss	12	(4)
Effects of movements in exchange rates	(2)	*
Deferred tax assets / ( liabilities) before set-off	95	(53)
Deferred tax set-off	(28)	28
Balance at December 31, 2024 - Net deferred tax assets / (liabilities)	67	(25)
* Amount less than $1 million
iv)                Unrecognized deferred tax assets
Deferred tax assets have not been recognized in respect of the following items:

	2025	2024
(in $ millions)	$	$
Unutilized tax losses	3,704	4,147
Deferred tax assets are recognized in the consolidated financial statements only to the extent that it is probable that future taxable profits will be available against which the Group can utilize the benefits. The use of these tax losses is subject to the agreement of the tax authorities and compliance with certain provisions of the tax legislation of the respective countries in which the Group operates.
v)                  Tax losses carried forward
Out of the $3,704 million (2024: $4,147 million) tax losses, $702 million expire between 2026 to 2035 (2024: $1,048 million expires between 2025 to 2034). The remaining tax losses do not expire under current tax legislation.
Deferred tax assets in certain subsidiaries, have not been recognized in respect of the tax losses carried forward because it is not probable that future taxable profits will be available against which the Group entities can utilize benefits therefrom.
vi)                 Global minimum top-up tax
During the financial year beginning January 1, 2025, Pillar Two legislation has been enacted or substantively enacted in certain jurisdictions in which the Group operates. The Group has performed an assessment of its exposure arising from this legislation based on its most recent financial statements and the specific adjustments required under the Pillar Two rules. Based on this assessment, there is no material current or deferred tax impact for the year ended December 31, 2025, primarily because the Group’s operating entities in most jurisdictions are subject to corporate income tax rates above 15%.